Subsequent Event (Details) (Subsequent Event [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended
Nov. 11, 2013
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend payable, per share	$ 0.03
Cash dividend payable	$ 520
Dividends rate	50.00%